UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___               [   ]
Post-Effective Amendment No. ___              [   ]
(Check appropriate box or boxes)

DELAWARE GROUP ADVISER FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Registrant's Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Institutional Class shares of beneficial interest, without par value, of Delaware Global Real Estate Opportunities Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on September 9, 2012, pursuant to Rule 488 under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

         1.     Facing Page

         2.     Contents Page

         3.     Part A - Information Statement/Prospectus

         4.     Part B - Statement of Additional Information

         5.     Part C - Other Information

         6.     Signatures

         7.     Exhibits

Delaware Investments®

A member of Macquarie Group [LOGO]

THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO
(a series of Delaware Pooled Trust)

Dear Shareholder:

We wish to provide you with some important information concerning your investment. As a shareholder of The Global Real Estate Securities Portfolio (the “Target Fund”), a series of Delaware Pooled Trust, we wish to inform you that its Board of Trustees, after careful consideration, has approved the reorganization of the Target Fund into the Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund” and, together with the Target Fund, the “Funds”), which is a series of Delaware Group Adviser Funds.

On or about [September 28], 2012, the Target Fund will transfer its assets to the Acquiring Fund.  On that date, holders of Class P shares of the Target Fund will receive Class A shares of the Acquiring Fund equal in aggregate net asset value to their shares of the Target Fund.  The front-end sales load applicable to Class A shares of the Acquiring Fund will not be charged for the shares received in the reorganization.  Holders of Original Class shares of the Target Fund will receive Institutional Class shares of the Acquiring Fund equal in aggregate net asset value to their shares of the Target Fund.  This transaction is intended to be a tax-free transaction under the Internal Revenue Code of 1986, as amended.  We have enclosed an Information Statement/Prospectus that describes the reorganization in greater detail and contains important information about the Acquiring Fund.

The transaction will not require any action on your part. You will automatically receive shares of the corresponding share class of the Acquiring Fund in exchange for your shares of the Target Fund as of the closing date.  If you have questions or would like to discuss alternatives, you may contact us toll-free at (800) 231-8002. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

Sincerely,

Patrick P. Coyne

Chairman, President, and Chief Executive Officer

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATION

Below is a brief overview of the reorganization.  Please read the full text of the Information Statement/Prospectus, which you should retain for future reference.  If you need another copy of the Information Statement/Prospectus, please call Delaware Investments at (800) 231-8002.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What reorganization has the Board of Trustees approved?

The Board of Trustees of Delaware Pooled Trust has approved an Agreement and Plan of Reorganization (the “Plan”) between Delaware Pooled Trust, on behalf of The Global Real Estate Securities Portfolio (the “Target Fund”), and Delaware Group Adviser Funds, on behalf of Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”) (collectively, the “Funds”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund (the “Reorganization”).  Holders of Class P shares of the Target Fund will receive Class A shares of the Acquiring Fund and holders of Original Class shares of the Target Fund will receive Institutional Class shares of the Acquiring Fund.

As permitted by Delaware Pooled Trust’s Agreement and Declaration of Trust, the Target Fund’s majority shareholder has executed a consent approving the Plan and the Reorganization.  Consequently, the Target Fund is not asking you to vote on the Plan or to approve the Reorganization.

The Reorganization would be the first step in a two-step transaction that is intended to increase efficiencies across Delaware Investments’ fund offerings by combining two substantially similar global real estate securities funds.  The second step of the transaction will be the reorganization of the Delaware Global Real Estate Securities Fund, a series of Delaware Group Equity Funds IV, into the Acquiring Fund.

Management believes it is more favorable to shareholders to create the Acquiring Fund rather than reorganizing the Target Fund into the Delaware Global Real Estate Securities Fund because it avoids certain operational issues that may arise with third party service providers.  It is expected that the Acquiring Fund will assume the performance history of the Target Fund and will commence operations following the completion of the Reorganization.

The Board of Trustees of Delaware Group Equity Funds IV and the Board of Trustees of the Acquiring Fund have separately approved the reorganization of the Delaware Global Real Estate Securities Fund into the Acquiring Fund, contingent on the closing of this Reorganization.  The reorganization of the Delaware Global Real Estate Securities Fund into the Acquiring Fund will not require shareholder approval.

Q/A-1

How do the investment objectives, strategies, risks and policies of the Target Fund and the Acquiring Fund compare?

The investment objective of the Acquiring Fund is the same as the investment objective of the Target Fund.  Both Funds seek maximum long-term total return through a combination of current income and capital appreciation.  Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

The overall investment strategies and policies of the Funds are also substantially the same.  Furthermore, because the Funds have the same investment objectives and substantially the same strategies, they are subject to substantially the same types of risks.

How will the Reorganization potentially benefit shareholders?

The Funds’ Boards of Trustees (each, a “Board” and collectively, the “Boards”) considered a number of factors before approving the Reorganization.  After considering these factors, the Boards concluded that shareholders will potentially benefit from the Reorganization.

The Boards considered the Reorganization in the context of the larger proposed transaction involving the Delaware Global Real Estate Securities Fund.  The Boards determined that shareholders of the Funds could potentially benefit from combining the Target Fund and the Delaware Global Real Estate Securities Fund into the Acquiring Fund to create a vehicle designed for retail investors.  Following the Reorganization, the Acquiring Fund may qualify for placement on retail advisory platforms that may permit it to reach more investors, which may result in cost saving due to economies of scale from spreading of fixed costs over a larger asset base.  The Target Fund, which is available only to institutional investors, has experienced net outflows since 2008, and management believes that it may attract more assets if widely available to retail investors.  Based on management’s recommendations, the Boards have determined that: (1) the Funds’ global real estate strategy may be more attractive to retail investors; and (2) it is operationally more favorable to reorganize the Target Fund and Delaware Global Real Estate Securities Fund into the newly created Acquiring Fund rather than reorganizing the Target Fund directly into the Delaware Global Real Estate Securities Fund.  Moreover, there is no additional cost to shareholders of either the Target Fund or the Delaware Global Real Estate Securities Fund because Delaware Management Company (“DMC”), the investment manager for both Funds, will bear all costs associated with the Reorganization.

How will the Reorganization work?

The Acquiring Fund will acquire substantially all of the assets of the Target Fund in exchange for shares of the Acquiring Fund.  The Target Fund will then distribute the Acquiring Fund’s shares on a pro rata basis to its shareholders.  At the time of the Reorganization, any shares you own of the Target Fund will be cancelled and you will receive new shares of the Acquiring Fund that will have an aggregate value equal to the value of your shares in the Target Fund.  More detailed information about the transfer of assets by the Target Fund and the issuance of shares by the Acquiring Fund can be found in the Information Statement/Prospectus.

Q/A-2

What are the federal income tax consequences of the Reorganization?

The Reorganization is intended to be a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund; and (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Target Fund’s assets.  Shareholders should consult their own tax advisor regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Will Portfolio Management change?

No.  DMC, the investment manager for the Target Fund, is also the investment manager for the Acquiring Fund.  DMC will continue to serve as the investment manager following the closing of the Reorganization.  The portfolio management teams for both Funds are the same and are expected to remain the same after the Reorganization.

Who will pay the expenses of the Reorganization?

DMC will bear all costs of the Reorganization, including legal and information statement-related costs.

What is the anticipated timetable for the Reorganization?

The Reorganization is expected to be effective on or about [September 28], 2012.

Has the Board of Trustees approved the proposal?

Yes.  The Target Fund’s Board has approved the proposal.

How can I find more information on the Reorganization?

You should read the attached Information Statement/Prospectus that provides further details regarding the proposal and each of the topics that were discussed briefly above.  If you have any questions, please call Delaware Investments at (800) 231-8002.

Q/A-3

INFORMATION STATEMENT/PROSPECTUS

Dated [________], 2012

Acquisition of Substantially All of the Assets of:

THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO
(a series of Delaware Pooled Trust)

By and in exchange for shares of

DELAWARE GLOBAL REAL ESTATE OPPORTUNITIES FUND

(a series of Delaware Group Adviser Funds)

This combined information statement and prospectus (the “Information Statement/Prospectus”) is being furnished to shareholders of The Global Real Estate Securities Portfolio (the “Target Fund”), a series of Delaware Pooled Trust, in connection with an Agreement and Plan of Reorganization (the “Plan”) between Delaware Pooled Trust, on behalf of the Target Fund, and Delaware Group Adviser Funds, on behalf of Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”), that provides for:  (i) the acquisition of substantially all of the assets of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Target Fund; and (iii) the complete liquidation and dissolution of the Target Fund.  This transaction is referred to in this Information Statement/Prospectus as the “Reorganization.”

This Information Statement/Prospectus will first be provided to shareholders on or about [_________], 2012.  WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This Information Statement/Prospectus gives you information about an investment in the Acquiring Fund and about other matters that you should know before investing.  You should retain it for future reference.  A Statement of Additional Information dated [_________], 2012 (the “Statement of Additional Information”), relating to this Information Statement/Prospectus and containing more information about the Acquiring Fund and the Target Fund (each, a “Fund” and collectively, the “Funds”) and the Reorganization, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference (i.e., legally is considered a part of this Information Statement/Prospectus).  Both the Target Fund and Acquiring Fund are registered as open-end management investment companies with the SEC.

The Prospectus of the appropriate share class of the Acquiring Fund dated [_________], 2012, as supplemented to date (the “Acquiring Fund Prospectus”), accompanies this Information Statement/ Prospectus, has been filed with the SEC, is incorporated herein by reference, and is intended to provide you with information about the Acquiring Fund.  The following additional documents have been filed with the SEC and contain additional information about the Target Fund and Acquiring Fund:

1

•	The Prospectuses of the Target Fund dated February 28, 2012, as supplemented to date (“Target Fund Prospectus”);

•	The Statement of Additional Information of the Target Fund dated February 28, 2012 (“Target Fund SAI”);

•	The Statement of Additional Information of the Acquiring Fund dated [________], 2012 (“Acquiring Fund SAI”);

•	The Semi-Annual Report of the Target Fund for the fiscal period ended April 30, 2012; and

•	The Annual Report of the Target Fund for the fiscal year ended October 31, 2011.

The principal offices of Delaware Pooled Trust and Delaware Group Adviser Funds (each, a “Trust” and collectively, the “Trusts”) are located at 2005 Market Street, Philadelphia, PA 19103.  You can request a free copy of these documents or reach the office of Delaware Pooled Trust by calling (800) 231-8002 or by writing to Delaware Pooled Trust at Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103-7094, Attention: Client Services.  You can reach the office of Delaware Group Adviser Funds by calling (800) 523-1918.

Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any Fund, the repayment of capital from any Fund, or any particular rate of return.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

2

INFORMATION STATEMENT/PROSPECTUS

SUMMARY OF THE PLAN

This is only a summary of certain information contained in this Information Statement/Prospectus.  You should read the more complete information in the rest of this Information Statement/Prospectus, including the Plan (a copy of which is attached as Exhibit A), and the Acquiring Fund Prospectus that is included with this Information Statement/Prospectus.

What is the purpose of the Plan?

The Board of Trustees of the Trusts (each a “Board” and collectively, the “Boards”) have approved the Plan, whereby substantially all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund.  The Acquiring Fund’s shares will then be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be liquidated and dissolved.

The Reorganization will result in your shares of the Target Fund being exchanged for a number of the Acquiring Fund’s shares equal in total value to your shares of the Target Fund.  Holders of Class P shares of the Target Fund will receive Class A shares of the Acquiring Fund and holders of Original Class shares of the Target Fund will receive Institutional Class shares of the Acquiring Fund.  This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  The closing of the Reorganization will occur on a date agreed to by the parties to the Plan (hereinafter, the “Closing Date”), which is currently expected to be on or about [September 28], 2012.

The Reorganization will be the first step in a two-step transaction that is intended to increase efficiencies across Delaware Investments’ fund offerings by combining two substantially similar global real estate securities funds.  The second step of the transaction will be the reorganization of the Delaware Global Real Estate Securities Fund, a series of Delaware Group Equity Funds IV, into the Acquiring Fund.  For the reasons set forth below under “Reasons for the Reorganization,” the Boards have concluded that the Reorganization is in the best interests of their respective Funds.  The Boards have also concluded that no dilution in value would result to the shareholders of the Target Fund and the Acquiring Fund as a result of the Reorganization.

Who will pay the costs of the Reorganization?

The costs of the Reorganization, including legal and information statement-related costs, will be borne by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust.

What are the federal income tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and each Fund anticipates receiving a legal opinion to that effect.  The legal opinion, however, is not binding on the Internal Revenue Service (IRS), and there can be no guarantee that the IRS will adopt a similar position.  Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Information Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.  For further information about the federal income tax consequences of the Reorganization, see “Information About the Reorganization - What are the federal income tax consequences of the Reorganization?”

How do the investment objectives, strategies, and policies of the Target Fund and the Acquiring Fund compare?

Like the Target Fund, the Acquiring Fund is a mutual fund within the Delaware Investments® Family of Funds (the “Delaware Investments® Funds”) that is managed by DMC.  The investment objective of the Target Fund is the same as the investment objective of the Acquiring Fund.  Both Funds seek maximum long-term total return through a combination of current income and capital appreciation.  While described with slight variations in their respective prospectuses, the Funds have substantially the same investment strategies and policies.

Under normal circumstances, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy).  Each Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate.  These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

Each Fund invests primarily in REITs and other equity securities.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Each Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, each Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

Each Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. Each Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Each Fund’s 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The operating expenses shown are based on expenses incurred during the Target Fund’s fiscal year ended October 31, 2011.  In addition, the following tables show the pro forma expense ratios of the Acquiring Fund after the Reorganization which are estimated and show what the expenses of the Acquiring Fund might have been if the Reorganization had taken place as of the beginning of the Acquiring Fund’s last fiscal year. (The fees and expenses for the Acquiring Fund are not shown because it had not commenced operations as of the date of this Information Statement/Prospectus.)  You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Acquiring Fund Prospectus under the section entitled “About your account,” and in the Acquiring Fund SAI under the section entitled “Purchasing shares.”

FEE TABLES

Class P (Target)/Class A Shares (Acquiring)
Shareholder fees (fees paid directly from your investment)	Target Fund - Class P	Pro Forma Acquiring Fund - Class A After Reorganization
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.99%	0.99%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	0.25%	0.35%
Total annual fund operating expenses	1.49%	1.59%
Fee waivers and expense reimbursements1	(0.09%)	(0.19%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%	1.40%

Original Class (Target)/Institutional Class Shares (Acquiring)
Shareholder fees (fees paid directly from your investment)	Target Fund – Original Class	Pro Forma Acquiring Fund - Institutional Class After Reorganization
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.99%	0.99%
Distribution and service (12b-1) fees	None	None
Other expenses	0.25%	0.35%
Total annual fund operating expenses	1.24%	1.34%
Fee waivers and expense reimbursements 1	(0.09%)	(0.19%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%	1.15%

(1)
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 1.15% of each Fund’s average daily net assets from [   ], 2012 through [   ], 2013 (in the case of the Acquiring Fund) or February 28, 2012 through February 28, 2013 (in the case of the Target Fund).  The waivers may only be terminated by agreement of DMC or Delaware Distributors, L.P. ("DDLP"), as applicable, and the Fund.

Examples

These examples are intended to help you compare the costs of investing in the Target Fund’s shares with the cost of investing in the Acquiring Fund’s shares of the comparable class, both before and after the Reorganization.  You can also use these examples to compare the costs of investing in these Funds with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund – Class P Shares	$143	$462	$805	$1,772
Pro forma Acquiring Fund – Class A Shares (after the Reorganization)1	$709	$1,031	$1,374	$2,340

	1 Year	3 Years	5 Years	10 Years
Target Fund – Original Shares	$117	$385	$672	$1,492
Pro forma Acquiring Fund – Institutional Class Shares (after the Reorganization)	$117	$406	$716	$1,596

1 The pro forma expense example shown above does not reflect the waiver of the Class A Shares front-end sales load for Target Fund shareholders who will receive the Acquiring Fund’s shares in connection with the Reorganization. If the pro forma expense example reflected the waiver of the Class A Shares front-end sales load for Target Fund shareholders, the 1 year, 3 years, 5 years, and 10 years expenses would be as follows:  $143; $483; $848; and $1,873, respectively.

Each of the Funds pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses will be achieved because expenses depend on a variety of factors – including the future level of the Acquiring Fund’s assets – many of which are beyond the control of the Acquiring Fund and DMC.

How do the performance records of the Funds compare?

The Acquiring Fund will not commence investment operations until the closing of the Reorganization and, therefore, does not have any performance information to disclose.  It is expected that as a result of the Reorganization, the Acquiring Fund will succeed to the performance and financial history of the Target Fund.  Management’s discussion of fund performance for the Target Fund’s last fiscal year, which is included in the Target Fund’s Annual Report to Shareholders dated October 31, 2011, is incorporated herein by reference.

Who manages the Funds?

The management of the business and affairs of each Fund is the responsibility of the Board of the applicable Trust.  The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

DMC manages the assets of each Fund and makes each Fund’s investment decisions.  DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware

Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments), including DMC, are owned by Macquarie Bank Limited, a global provider of banking, financial, advisory, investment and fund management services.  DMC and its predecessors have been managing the assets of the Delaware Investments® Funds since 1938.  As of June 30, 2012, DMC and its affiliates within Delaware Investments were managing, in the aggregate, more than $170 billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio Managers of the Funds

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for the Fund. When making investment decisions for the Fund, Mr. Zenouzi regularly consults with Damon J. Andres.

Babak “Bob” Zenouzi, Senior Vice President, Chief Investment Officer - Real Estate Securities and Income Solutions (RESIS)
Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

The Acquiring Fund SAI and the Target Fund SAI provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund and the Target Fund.  For information on how to obtain a copy of the Acquiring Fund SAI or the Target Fund SAI, please see the section entitled “More Information about the Funds.”

Manager of Managers Structure

Each Fund and DMC have received an exemptive order from the SEC to operate under a manager of managers structure that permits DMC, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of a Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, DMC has ultimate responsibility, subject to oversight by a Fund’s Board, for overseeing a Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with a Fund or DMC. While DMC does not currently expect to use the Manager of Managers Structure with respect to either Fund, DMC may, in the future, recommend to a Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of a Fund’s portfolio.

The Manager of Managers Structure enables each Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Where can I find more financial information about the Funds?

The Target Fund’s annual report contains a discussion of the Fund’s performance during the Fund’s past fiscal year, and the Target Fund’s annual report and semi-annual report show per share information for the Fund’s past five fiscal years.  The Target Fund’s annual report and semi-annual report are each incorporated by reference into the Statement of Additional Information.  These documents also are available upon request.  (See “More Information about the Funds” below.)  The Target Fund Prospectus and the Acquiring Fund Prospectus also contain further financial information about the Target Fund and the Acquiring Fund.

What are other key features of the Funds?

Investment Management Fees.  DMC is the investment manager of each Fund.  DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase.  The fee schedule, which is the same for both Funds and under which payments are made monthly based on the average daily net assets of the respective Fund during such month, at an annual rate, is as follows:

Investment Management Fee
0.99% on the first $100 million; 0.90% on the next $150 million; and 0.80% on assets in excess of $250 million

                A discussion of the basis for the Board’s approval of the Target Fund’s investment advisory contract is available in the Target Fund’s Annual Report for the fiscal period ended October 31, 2011.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 1.15% of the Funds’ average daily net assets from [_____], 2012 through [_____], 2013 (in the case of the Acquiring Fund) or February 28, 2012 through February 28, 2013 (in the case of the Target Fund). The waivers may only be terminated by agreement of DMC and the respective Fund.

Sales Loads.  The Target Fund offers two classes of shares: Class P and Original Class.  The Target Fund’s shares do not charge a front-end sales load at the time of purchase or a contingent-deferred sales load at the time of redemption.

The Acquiring Fund offers four classes of shares:  Class A, Class C, Class R, and Institutional Class. The Acquiring Fund’s Class A Shares charge a front-end sales load of 5.75% at the time of purchase.  This load will be waived for the Target Fund shareholders who receive Class A Shares of the Acquiring Fund in connection with the Reorganization.  You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus under the section entitled “About Your Account” for additional information regarding the Class A sales loads.

Pursuant to underwriting agreements relating to the Funds, Delaware Distributors, L.P.  (“DDLP”), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds.  DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds on behalf of Class A shares, Class C shares, Class P and Class R shares, as applicable, under their respective Rule 12b-1 Plans.  DDLP is an indirect subsidiary of Delaware Management Holdings, Inc. and therefore of Macquarie Bank Limited, and an affiliate of DMC.

Rule 12b-1 Plans.  The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for each of its Class A shares, Class C shares, Class P and Class R shares, as applicable (collectively, the “Rule 12b-1 Plans” and, each individually, a “Rule 12b-1 Plan”).

Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of such Class’ shares monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes.  These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to securities brokers, dealers and others.  The Rule 12b-1 Plan expenses relating to Class C shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class C shares.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Currently, the maximum aggregate annual fee payable under the Funds’ Rule 12b-1 Plans are as follows: (i) for Target Fund’s Class P shares, on an annual basis, up to 0.25% of average daily net assets of Class P shares the Target Fund, (ii) for the Acquiring Fund’s Class A shares, on an annual basis, up to 0.25% of the average daily net assets of the Acquiring Fund’s Class A shares; (iii) for Acquiring Fund Class C shares, on an annual basis, up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers, and others for providing personal service and/or maintaining shareholder accounts) of the average daily net assets of the Acquiring Fund’s Class C shares; and (iv) for the Acquiring Fund’s Class R shares, on an annual basis, up to 0.60% (currently contractually limited by DDLP to 0.50% through [____________], 2013) of the average daily net assets of the Acquiring Fund’s Class R shares.  The Board may reduce these amounts at any time. The waivers may only be terminated by agreement of the Distributor and the respective Fund.

Pricing of Shares and Valuation of Portfolio Securities. The pricing of each Fund’s shares and valuation of portfolio securities is the same for each Fund.   You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus under the section entitled “About Your Account” for information regarding the pricing of the Acquiring Fund’s shares and how the Acquiring Fund values its portfolio securities.

Purchase, Exchange, and Redemption Procedures.  Procedures for the purchase, exchange and redemption of the Acquiring Fund differ in that in most cases the minimum initial investment for the Acquiring Fund is $1,000 and subsequent investments can be made for as little as $100, while the minimum initial investment for the Target Fund is generally $1 million.  Moreover, shares of the Target Fund were typically offered directly to institutions and high net worth individual investors at net asset value with no sales commissions or 12b-1 charges and to select defined contribution plans; shares of the Acquiring Fund may pay sales commissions, deferred sales charges and/or 12b-1 charges as applicable depending on the share class.

Shares of the Acquiring Fund may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); by telephone to our Shareholder Service Center at (800) 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at (800) 523-1918 at any time; through our website at www.delawareinvestments.com; or by wire.  You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus under the section entitled “About Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  Each Fund will also distribute net realized capital gains, if any, at least annually.  For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Acquiring Fund Prospectus under the section entitled “About Your Account--Dividends, distributions, and taxes.”

Frequent Trading of Fund Shares. Each Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. You may refer to the Acquiring Fund Prospectus that accompanies this Information Statement/Prospectus under the section entitled “About Your Account” for additional information regarding the policies and procedures, as well as information addressing the risks of market timing, the monitoring procedures, and the limitations on the ability to detect and curtail market timing.

PRINCIPAL RISK FACTORS

As with most investments, investments in the Funds involve certain risks.  There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective.  Because the Funds have the same investment objectives and strategies, they are subject to the same types of risks.  Investing in any mutual fund involves risks, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest.  While described with slight variations in their respective prospectuses, the Funds have substantially the same risks, which include:  market risk, real estate industry risk, nondiversification risk, foreign risk, currency risk, small company risk, forward foreign currency risk, counterparty risk, interest rate risk, liquidity risk, and government and regulatory risk.  For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

REASONS FOR THE REORGANIZATION

Based on the considerations described below, the Boards, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Target Fund and the Acquiring Fund, have determined that the Reorganization would be in the best interests of the Target Fund and the Acquiring Fund and that the interests of the existing shareholders would not be diluted as a result of the Reorganization.

At a meeting of the Boards for the Trusts held on May 22-24, 2012, DMC presented the Plan to the Boards and provided the Boards with data and analysis regarding the proposed Reorganization.  In addition to DMC’s presentation at the meeting, the Board also considered information included in the written materials provided in advance of the meeting.  The Boards considered a number of factors, including the following:

•
The Boards considered the Reorganization in the context of the larger proposed transaction involving Delaware Global Real Estate Securities Fund and determined that shareholders of the combined Funds could potentially benefit from combining the Target Fund and the Delaware Global Real Estate Securities Fund into the Acquiring Fund to create a vehicle designed for retail investors and that, following the Reorganization, the Acquiring Fund may qualify for placement on retail advisory platforms that may permit it to reach more investors, which may result in cost saving due to economies of scale from spreading of fixed costs over a larger asset base;

•	The Target Fund’s investment objective, policies, and restrictions are substantially the same as the investment objective, policies, and restrictions of the Acquiring Fund;

•	The relative expense ratios of the Funds and the anticipated impact of the proposed Reorganization on the expense ratio of the Acquiring Fund both before and after expense caps and fee waivers;

•
The proposal of DMC to contractually extend its waiver of its investment advisory fees and/or reimbursement of expenses for a period of one year after closing of the Reorganization in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 1.15% of the Acquiring Fund’s average daily net assets;

•	The anticipated federal income tax consequences of the Reorganization with respect to each Fund and its shareholders;

•	The estimated costs of the Reorganization and the fact that DMC–rather than the Funds–would bear such costs;

•	The potential benefits of the proposed Reorganization for the shareholders of the Target Fund and the Acquiring Fund; and

•	The expected continuation of service of the Target Fund’s portfolio managers with the Acquiring Fund.

Based on management’s recommendation, the Boards determined that it would be more favorable to shareholders of the Funds to create the Acquiring Fund rather than reorganizing the Target Fund into the Delaware Global Real Estate Securities Fund because it avoids certain operational issues that may arise with third party service providers.

The Boards also considered the fees and expense ratios of the Acquiring Fund and the Target Fund and the impact of existing and proposed contractual fee waivers on such expense ratios.  The Boards considered the potential benefits afforded if the combined fund was able to achieve economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in investment management fees, although there can be no assurance that operational savings will be realized.  At the Board meeting, DMC informed the Boards that, with the current fee waivers and expense limitations in place at the time of the meeting, the net expenses for the Acquiring Fund were the same as the net expenses of the Target Fund for the corresponding share classes.  DMC has agreed to contractually extend all or a portion of its investment advisory fees and/or reimburse expenses for at least one year after the Reorganization in order to prevent total annual fund operating expenses (excluding any Rule 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations)

from exceeding 1.15% of the Acquiring Fund’s average daily net assets.  As a result of DMC’s proposed waivers, reimbursements and/or limitations, as the case may be, the Board noted that the pro forma net expenses of the Acquiring Fund after the Reorganization will be the same or less than the net expenses of the Target Fund’s share classes.

DMC informed the Board that the Reorganization was expected to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), to qualify as a tax-free reorganization.  DMC also informed the Board as to the estimated cost of the Reorganization.  The Board considered that the expenses of the Reorganization would be borne by DMC.

With respect to the Reorganization, independent legal counsel advised the Independent Trustees of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve a merger of affiliated funds.  The Independent Trustees noted the representation by DMC that there would be no dilutive effect upon the shareholders of the Funds.  In considering approval of the Plan and the Reorganization, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Independent Trustees reported that they had considered the above-mentioned factors and reached the following conclusions with respect to their recommendations to the Board.

The Boards approved the Plan, concluding that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of either Fund from the Reorganization.  The Target Fund Board then decided to recommend that the majority shareholder of the Target Fund vote to approve the Reorganization.  The Boards approving the Plan and making the foregoing determinations included all of the Independent Trustees present at the meeting to approve the Reorganization.

If the majority shareholder of the Target Fund does not approve the Plan, the Target Fund Board may consider other possible courses of action for the Target Fund, including liquidation and dissolution.

MORE INFORMATION ABOUT THE REORGANIZATION AND THE PLAN

This is only a summary of the Plan.  You should read the actual Plan relating to the Reorganization, a copy of which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated herein by reference.

How will the Reorganization be carried out?

The Reorganization will take place after the parties to the Plan satisfy various conditions.  The Target Fund will deliver to the Acquiring Fund substantially all of its assets on the Closing Date.  In exchange, Delaware Pooled Trust, on behalf of the Target Fund, will receive Acquiring Fund shares to be distributed pro rata to the Target Fund’s shareholders.  The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.  A business day is any day that the NYSE is open for business (“Business Day”).

The stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date.  The Target Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards.  A Board may also agree to terminate and abandon the Reorganization at any time prior to the Closing Date, or may terminate and abandon the Reorganization if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Reorganization?

DMC will bear all costs associated with the Reorganization.

What are the federal income tax consequences of the Reorganization?

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  Even though the reorganization of the Target Fund is part of an overall plan to effect the merger of the Delaware Global Real Estate Securities Fund, a series of Delaware Group Equity Funds IV, with and into the Acquiring Fund, the Reorganization will be treated as a separate transaction for U.S. federal income tax purposes.  The principal federal income tax considerations that are expected to result from the reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•
the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

•
Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its shares of the Target Fund and the fair market value of the shares of the Acquiring Fund it receives.

Capital losses of a fund generally can be carried over to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period.  Additionally, a fund’s capital losses are subject to an annual limitation if there is a more than 50% “change in ownership” of the fund.  If, as anticipated, at the time of the closing of the Reorganization the Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund on a combined basis post- Reorganization.  Thus, no annual limitation will apply to use of the Target Fund’s capital loss carryovers, if any, as a result of the Reorganization.  However, the capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

What should I know about shares of the Acquiring Fund?

Upon the closing of the Reorganization, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  As of the Closing Date, any outstanding certificates, if any, representing shares of the Target Fund will be cancelled.

The Acquiring Fund’s shares to be issued in the Reorganization have the same rights and privileges as your shares of the Target Fund.  For example, all shares have non-cumulative voting rights.  This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board.  If this happens, holders of the remaining shares voting will not be able to elect any trustees.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

The following table sets forth, as of October 31, 2011, the separate capitalizations of the Acquiring Fund and the Target Fund, and the pro forma capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization	Acquiring Fund after Reorganization

	(audited)	(unaudited)	(unaudited)	(unaudited)

Net assets (all classes)	$49,367,178	--	--	$49,367,178
Total shares outstanding	9,160,049	--	--	9,160,049
		--
Class A net assets	--	--	$7,760	$7,760
Class A shares outstanding	--	--	1,444	1,444
Class A net asset value per share	--	--	--	$5.37

Class P net assets	$7,760	--	($7,760)	$0
Class P shares outstanding	1,444	--	(1,444)	0
Class P net asset value per share	$5.37	--	--	$0.00

Original Class net assets	$49,359,418	--	($49,359,418)	$0
Original Class shares outstanding	9,158,605	--	(9,158,605)	0
Original Class net asset value per share	$5.39	--	--	$0.00

Institutional Class net assets	--	--	$49,359,418	$49,359,418
Institutional Class shares outstanding	--	--	9,158,605	9,158,605
Institutional Class net asset value per share	--	--	--	$5.39

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, as well as the risks associated with such objectives, strategies, and policies.  For a complete description of the Acquiring Fund’s investment strategies, policies, and risks, you should read the Acquiring Fund Prospectus, which is included with this Information Statement/Prospectus.

Are there any significant differences between the investment objectives of the Target Fund and the Acquiring Fund?

The investment objective of the Target Fund is the same as the investment objective of the Acquiring Fund.  Both Funds seek maximum long-term total return through a combination of current income and capital appreciation.  Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval.  If the objectives were changed, the Funds would notify shareholders at least 60 days before the change in the objective became effective.

Are there any significant differences between the investment strategies and policies of the Target Fund and the Acquiring Fund?

The overall investment strategies and policies of the Target Fund are substantially the same as the investment strategies and policies of the Acquiring Fund, although they may be described with slight variations in their respective prospectuses.  DMC researches individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that DMC believes are the best investments for each Fund.  The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

DMC strive to achieve maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy).  Each Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate.  These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

Each Fund invests primarily in REITs and other equity securities but may also invest in debt securities.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Each Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations.  Each Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

DMC will allocate each Fund’s assets among companies in various regions and countries throughout the world, including the U.S. and developed, developing, and emerging market non-U.S. countries.  Therefore, each Fund may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, DMC may shift more of the Fund’s investments to U.S. companies.  DMC may invest in securities issued in any currency and may hold foreign currency.

Each Fund’s investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region’s economy, including current economic conditions, interest rates, job growth, and capital flows.  DMC’s bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis would be supply/demand, vacancy rates, and rental growth in a particular market.  This market-by-market research is coupled with an overview of a company’s financials, cash flow, dividend growth rates, and management strategy. In addition, DMC considers selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security’s fundamentals.

The Funds do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.

How do the fundamental investment restrictions of the Funds differ?

The Funds have adopted the substantially same fundamental investment restrictions, although they may be described with slight variations in their respective SAIs.  The Funds may not change any of their fundamental investment restrictions without approval by the holders of a “majority of the outstanding voting securities” of the respective Portfolio, which is the vote of: (i) more than 50% of the outstanding voting securities of the Portfolio; or (ii) 67% or more of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.  The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund SAI, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement/Prospectus and is available upon request.

What are the risk factors associated with investments in the Funds?

Like all investments, an investment in each Fund involves risk.  There is no assurance that a Fund will meet its investment objective.  A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  As with many investments in mutual funds, the best results are generally achieved when investments in the Funds are held for a number of years.

Investments in the Funds are subject to several risks, which are summarized below.  While described with slight variations in their respective prospectuses, the Funds have substantially the same risks.

Market risk – The risk that all or a majority of the securities in a certain market – such as the stock or bond market – will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk – This risk includes, among others:  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk – The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk – The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk – A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.  The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer.  Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk – The risk that securities will decrease in value if interest rates rise.  The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Forward foreign currency risk – The use of forward foreign currency exchange contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as DMC expects.  The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Counterparty risk – The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk – The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk – The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

A more complete discussion of the risks of an investment in the Acquiring Fund is included in the Acquiring Fund Prospectus, which is enclosed with this Information Statement/Prospectus, under “The risks of investing in the Fund,” and in the Acquiring Fund’s Statement of Additional Information under “Investment Strategies and Risks.”  A more complete discussion of the risks of an investment in the Target Fund is included in the Target Fund’s Prospectus under “The risks of investing in the Fund.”

MORE INFORMATION ABOUT THE FUNDS

Transfer Agency Services.  Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the shareholder servicing, dividend disbursing, and transfer agent for each Fund and for other mutual funds in the Delaware Investments® Funds.

Custodial Services.  The Bank of New York Mellon (“BNY Mellon”), is the custodian of the securities and other assets of the Funds.  The main office of BNY Mellon is One Wall Street, New York, NY 10286.

Fund Accounting and Fund Administration Services.  BNY Mellon currently also provides fund accounting and financial administration services to each Fund.  Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services.

Oversight Services.  DSC also provides fund accounting and financial administration oversight services to the Funds.  Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

Additional Information.  More information about the Acquiring Fund is included in:  (i) the Acquiring Fund Prospectuses, which are included with and considered a part of this Information Statement/Prospectus; (ii) the Acquiring Fund SAI; and (iii) the Statement of Additional Information.  More information about the Target Fund is included in (i) the Target Fund Prospectus; (ii) the Target Fund SAI; (iii) the Statement of Additional Information; and (iv)

the Target Fund Annual Report for the fiscal period ended October 31, 2011.  You may request free copies of these documents which have been filed with the SEC, by calling (800) 231-8002 or by writing to Delaware Pooled Trust at Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103-7094, Attention: Client Services.  You can reach the office of Delaware Group Adviser Funds by calling (800) 523-1918.

This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC in Washington D.C. (100 F Street, N.E., Room 1580, Washington, D.C. 20549) and at the following regional offices of the SEC:  New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104.  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

OWNERSHIP OF THE FUNDS

Only shareholders of record on [July 30], 2012 will be entitled to receive this Information Statement/Prospectus.  On [July 30], 2012, the number of outstanding shares of each class of the Target Fund are as follows:

Number of Shares
Class P	[__________]
Original Class	[__________]
Total	[__________]

[On [July 30], 2012, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of each Fund, or class thereof.]

To the best knowledge of the Trusts, as of [July 30], 2012, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Target Fund or the Acquiring Fund.  Except as noted therein, the Trusts have no knowledge of beneficial ownership.

EXHIBITS TO

INFORMATION STATEMENT/PROSPECTUS

Exhibit A	-	Form of Agreement and Plan of Reorganization

Exhibit B	-	Principal Holders of Shares

•

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”), made as of this 23rd day of May 2012, by and between Delaware Group Adviser Funds, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”), and Delaware Pooled Trust, a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, The Global Real Estate Securities Portfolio (the “Acquired Fund”). Delaware Management Company, a series of Delaware Management Business Trust, joins this Agreement solely for purposes of Section 10.

PLAN OF REORGANIZATION

The reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by Delaware Group Adviser Funds, on behalf of the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund identified on Exhibit A; (ii) the assumption by Delaware Group Adviser Funds, on behalf of the Acquiring Fund, of all of the liabilities of the Acquired Fund; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.  The Acquiring Fund will be a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities of the Acquired Fund.

The Reorganization is the first step in a two-step transaction that will, subject to approval by shareholders, also involve the reorganization of Delaware Global Real Estate Securities Fund, a series of Delaware Group Equity Funds IV, a statutory trust created under the laws of the State of Delaware, into the Acquiring Fund pursuant to a separate Agreement and Plan of Reorganization.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets, Liquidation, and Dissolution of Acquired Fund

(a)           Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Adviser Funds herein contained, and in consideration of the delivery by Delaware Group Adviser Funds of the number of its shares of beneficial interest of Acquiring Fund hereinafter provided, Delaware Pooled Trust, on behalf of Acquired Fund, agrees that it will sell, convey, transfer and deliver to Delaware Group Adviser Funds, on behalf of the Acquiring Fund, at the Closing, all of the then-existing assets of the Acquired Fund (the “Assets”).  In consideration thereof, the Acquiring Trust agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations and liabilities of the Acquired Fund existing on or after the Closing, whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that Delaware Group Adviser Funds shall deliver to Delaware Pooled Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, with no par value per share, of the Acquiring Fund equal in number to the number of full and fractional shares of beneficial interest, with no par value, of the Acquired Fund outstanding at the time of calculation of the Acquired Fund’s net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the date of Closing.

(b)           Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Pooled Trust on behalf of Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Delaware Group Adviser Funds agrees at the Closing to deliver to Delaware Pooled Trust, on behalf of Acquired Fund, the number of Acquiring Fund shares determined by dividing the net asset value per share of Acquired Fund shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)           As soon as practicable following the Closing, Delaware Pooled Trust shall dissolve Acquired Fund and distribute pro rata to Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of Acquiring Fund received by Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of Acquiring Fund will be issued to shareholders of Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of Acquired Fund’s Net Assets to be acquired by Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of Acquiring Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of Acquired Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

3.           Closing and Valuation Date

The Reorganization shall close on [September 28], 2012 or such other date as the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern Time on the Closing Date unless otherwise agreed to by the parties (the “Closing Time”).  The Closing shall take place at the principal office of Delaware Group Adviser Funds, 2005 Market Street, Philadelphia, Pennsylvania 19103.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Delaware Group Adviser Funds or Delaware Pooled Trust, accurate appraisal of the value of the net assets of Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring Fund is practicable in the judgment of Delaware Group Adviser Funds and Delaware Pooled Trust.  Delaware Pooled Trust shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to Delaware Group Adviser Funds’ Custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286.  Also, Delaware Pooled Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  Delaware Group Adviser Funds shall provide evidence satisfactory to Delaware Pooled Trust in such manner as Delaware Pooled Trust may reasonably request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

4.	Representations and Warranties by Delaware Pooled Trust

Delaware Pooled Trust represents and warrants to Delaware Group Adviser Funds that:

(a)           Delaware Pooled Trust was originally organized as a Maryland corporation on May 31, 1991 and was subsequently reorganized as a Delaware statutory trust on December 15, 1999, and is validly existing and in good standing under the laws of the State of Delaware.  Delaware Pooled Trust, of which Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

(b)           Delaware Pooled Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, with no par value.  Each outstanding share of Acquired Fund is validly issued, fully paid, and non-assessable and has full voting rights.

(c)           The financial statements appearing in Acquired Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2011, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Delaware Group Adviser Funds, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Adviser Funds, fairly present the financial position of Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           The books and records of Acquired Fund, including FIN 48 work papers (as defined below) and supporting statements, made available to Delaware Group Adviser Funds and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

(e)           The statement of assets and liabilities to be furnished by Delaware Pooled Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, Delaware Pooled Trust, on behalf of Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           Delaware Pooled Trust has the necessary trust power and trust authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

(h)           Delaware Pooled Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, Amended and Restated By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(i)           Delaware Pooled Trust has full trust power and trust authority to enter into and perform its obligations under this Agreement, subject to approval of this Agreement by Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery, and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)           Neither Delaware Pooled Trust nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).

(k)           Delaware Pooled Trust does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(l)           Delaware Pooled Trust has elected to treat Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code and Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Acquired Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Agreement will not cause it to fail to be qualified as a RIC as of the Closing.  Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(m)           On the Closing Date, all material Returns (as defined below) of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquired Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquired Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquired Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

5.           Representations and Warranties by Delaware Group Adviser Funds

Delaware Group Adviser Funds represents and warrants to Delaware Pooled Trust that:

(a)           Delaware Group Adviser Funds was originally organized as a Maryland corporation on August 10, 1993 and was subsequently reorganized as a Delaware statutory trust on November 23, 1999, and is validly existing and in good standing under the laws of the State of Delaware.  Delaware Group Adviser Funds, of which Acquiring Fund will be a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

(b)           Delaware Group Adviser Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund.  Each outstanding share of Acquiring Fund is fully paid and non-assessable and has full voting rights.  The shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, and non-assessable and have full voting rights.

(c)           At the Closing, shares of beneficial interest of Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           Acquiring Fund is, and will be at the time of Closing, a shell series, without assets or liabilities, created for the purpose of acquiring the Net Assets and Liabilities of Acquired Fund.

(e)           Delaware Group Adviser Funds has the necessary trust power and trust authority to conduct its business and the business of Acquiring Fund as such businesses are now being conducted.

(f)           Delaware Group Adviser Funds is not a party to or obligated under any provision of its Agreement and Declaration of Trust, Amended and Restated By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(g)           Delaware Group Adviser Funds has full trust power and trust authority to enter into and perform its obligations under this Agreement.  The execution, delivery, and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(h)           Neither Delaware Group Adviser Funds nor Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i)           The books and records of Acquiring Fund made available to Delaware Pooled Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

(j)           Delaware Group Adviser Funds intends to elect to treat the Acquiring Fund as a regulated investment company under Subchapter M of the Code and Acquiring Fund is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

6.	Representations and Warranties by Delaware Pooled Trust and Delaware Group Adviser Funds

Delaware Pooled Trust and Delaware Group Adviser Funds each represents and warrants to the other that:

(a)           Except as discussed in its currently effective prospectus, there are no legal, administrative, or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           All information provided to Delaware Pooled Trust by Delaware Group Adviser Funds, and by Delaware Pooled Trust to Delaware Group Adviser Funds, for inclusion in, or transmittal with, the Information Statement/Prospectus with respect to this Agreement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(d)           Except in the case of Delaware Pooled Trust with respect to the approval of Acquired Fund’s shareholders of this Agreement, no consent, approval, authorization, or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of Delaware Pooled Trust

(a)           Delaware Pooled Trust covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           Delaware Pooled Trust undertakes that Acquired Fund will not acquire the shares of beneficial interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund’s shareholders.

(c)           Delaware Pooled Trust covenants that by the Closing, all of Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           Delaware Pooled Trust will at the Closing provide Delaware Group Adviser Funds with:

(1)           A statement of the respective tax basis and holding period of all investments to be transferred by Acquired Fund to Acquiring Fund.

(2)           A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address, and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices, or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement.

(3)           If requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income

Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to the Acquired Fund (the “FIN 48 Workpapers”), and

(4)           The tax books and records of the Acquired Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

(e)           The Board of Trustees of Delaware Pooled Trust shall take all actions reasonably necessary to obtain the approval from the Acquired Fund’s shareholders of the transactions contemplated therein.  The Board of Trustees of Delaware Pooled Trust shall cause to be prepared, filed with the U.S. Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of the Acquired Fund, an Information Statement/Prospectus on Form N-14 under the 1933 Act (the “Registration Statement”) that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.

(f)           Delaware Pooled Trust shall supply to Delaware Group Adviser Funds at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

(g)           As promptly as practicable, but in any case within sixty days after the Closing Date, Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement of the earnings and profits of Acquired Fund for federal income tax purposes that will be carried over by Acquiring Fund as a result of Section 381 of the Code.

(h)           As soon as is reasonably practicable after the Closing, the Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1 hereof.

8.           Covenants of Delaware Group Adviser Funds

(a)           Delaware Group Adviser Funds covenants that the shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

(b)           Delaware Group Adviser Funds covenants to operate the business of Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           Delaware Group Adviser Funds shall have filed with the Commission the Registration Statement, relating to the shares of beneficial interest of Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by Delaware Pooled Trust and Delaware Group Adviser Funds

The obligations of Delaware Pooled Trust and Delaware Group Adviser Funds to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the Board of Trustees on behalf of the other party, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative, or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of Acquired Fund.

(e)           Unless the Acquiring Fund provides an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, that Acquired Fund shall have declared a distribution or distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover);

(f)           That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or Acquiring Fund.

(g)           That prior to or at the Closing, Delaware Pooled Trust and Delaware Group Adviser Funds shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement, and in accordance with customary representations provided by Delaware Pooled Trust and Delaware Group Adviser Funds with regard to matters of fact in certificates delivered to SRSY:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

(iv)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)           The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

(vii)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares pursuant to Section 354(a) of the Code.

(viii)           The aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)           The holding period of Acquiring Fund Shares received by a shareholder of the Acquired Fund will include the holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held Acquired Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)           For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account as of the date of the transfer, as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(h)           That Delaware Group Adviser Funds shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Pooled Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(1)           Delaware Pooled Trust was originally organized as a Maryland corporation on May 31, 1991 and was subsequently reorganized as a Delaware statutory trust on December 15, 1999, and is validly existing and in good standing under the laws of the State of Delaware;

(2)           Delaware Pooled Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund;

(3)           Delaware Pooled Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(4)           Except as disclosed in Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Pooled Trust, the unfavorable outcome of which would materially and adversely affect Delaware Pooled Trust or Acquired Fund;

(5)           To such counsel’s knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by Delaware Pooled Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(6)           Neither the execution, delivery, nor performance of this Agreement by Delaware Pooled Trust violates any provision of its Agreement and Declaration of Trust, its Amended and Restated By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Pooled Trust is a party or by which Delaware Pooled Trust is otherwise bound; and

(7)           This Agreement has been validly authorized and executed by Delaware Pooled Trust and represents the legal, valid, and binding obligation of Delaware Pooled Trust and is enforceable against Delaware Pooled Trust in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Pooled Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Pooled Trust.

(i)           That Delaware Pooled Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Adviser Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(1)           Delaware Group Adviser Funds was originally organized as a Maryland corporation on August 10, 1993 and was subsequently reorganized as a Delaware statutory trust on November 23, 1999, and is validly existing and in good standing under the laws of the State of Delaware;

(2)           Delaware Group Adviser Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

(3)           Delaware Group Adviser Funds is an open-end investment company of the management type registered as such under the 1940 Act;

(4)           Except as disclosed in Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Adviser Funds, the unfavorable outcome of which would materially and adversely affect Delaware Group Adviser Funds or Acquiring Fund;

(5)           The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Delaware Group Adviser Funds or Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

(6)           To such counsel’s knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by Delaware Group Adviser Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(7)           Neither the execution, delivery, nor performance of this Agreement by Delaware Group Adviser Funds violates any provision of its Agreement and Declaration of Trust, its Amended and Restated By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Adviser Funds is a party or by which Delaware Group Adviser Funds is otherwise bound; and

(8)           This Agreement has been validly authorized and executed by Delaware Group Adviser Funds and represents the legal, valid, and binding obligation of Delaware Group Adviser Funds and is enforceable against Delaware Group Adviser Funds in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Adviser Funds with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Adviser Funds.

(j)           That Delaware Group Adviser Funds’ Registration Statement with respect to the shares of beneficial interest of Acquiring Fund to be delivered to Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)           That the shares of beneficial interest of Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by Delaware Group Adviser Funds with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

10.           Fees and Expenses           The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Delaware Management Company, a series of Delaware Management Business Trust.

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) prior to the Closing as follows:

(1)           by mutual consent of Delaware Pooled Trust and Delaware Group Adviser Funds;

(2)           by Delaware Group Adviser Funds if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by Delaware Pooled Trust or waived by Delaware Group Adviser Funds; or

(3)           by Delaware Pooled Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled by Delaware Group Adviser Funds or waived by Delaware Pooled Trust.

(b)           If the transactions contemplated by this Agreement have not been consummated by December 31, 2012, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Delaware Pooled Trust and Delaware Group Adviser Funds.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Delaware Pooled Trust or Delaware Group Adviser Funds or persons who are their trustees, officers, agents, or shareholders in respect of this Agreement.

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Delaware Pooled Trust or Delaware Group Adviser Funds, respectively (whichever is entitled to the benefit thereof).

(e)           The respective representations, warranties, and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither Delaware Pooled Trust nor Delaware Group Adviser Funds, nor any of their officers, trustees, agents, or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent, or shareholder of Delaware Pooled Trust or Delaware Group Adviser Funds against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders to which that officer, trustee, agent, or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Delaware Pooled Trust or Delaware Group Adviser Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

12.	Liability of Delaware Group Adviser Funds and Delaware Pooled Trust

(a)           Each party acknowledges and agrees that all obligations of Delaware Group Adviser Funds under this Agreement are binding only with respect to Acquiring Fund; that any liability of Delaware Group Adviser Funds under this Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Delaware Group Adviser Funds shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Pooled Trust nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Adviser Funds, the trustees, officers, employees, or agents of Delaware Group Adviser Funds, or any of them.

(b)           Each party acknowledges and agrees that all obligations of Delaware Pooled Trust under this Agreement are binding only with respect to Acquired Fund; that any liability of Delaware Pooled Trust under this Agreement with respect to Acquired Fund, or in connection with the transactions contemplated herein with respect to Acquired Fund, shall be discharged only out of the assets of Acquired Fund; that no other series of Delaware Pooled Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Adviser Funds nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Pooled Trust, the trustees, officers, employees, or agents of Delaware Pooled Trust, or any of them.

13.           Cooperation and Exchange of Information; Reporting Responsibility

(a)           Delaware Group Adviser Funds and Delaware Pooled Trust will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

(b)           Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund, up to and including the Closing Date, and such later date on which the Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

14.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

15.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16.           Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Delaware Pooled Trust or Delaware Group Adviser Funds at 2005 Market Street, Philadelphia, Pennsylvania  19103, Attention: Secretary.

                17.           Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

18.           Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

[Signature Page Follows]

IN WITNESS WHEREOF, Delaware Pooled Trust and Delaware Group Adviser Funds have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Pooled Trust, on behalf of The Global Real Estate Securities Portfolio

By:

Name:

Title:

Delaware Group Adviser Funds, on behalf of Delaware Global Real Estate Opportunities Fund
By:

Name:

Title:

Solely for Purposes of Sections 10
Delaware Management Company, a Series of Delaware Management Business Trust

By:

Name:

Title:

Exhibit A
At the Closing, shareholders of the Acquired Fund will receive the corresponding class of shares of the Acquiring Fund as shown below:

Acquired Fund Share Class	Corresponding Acquiring Fund Share Class
Class P	Class A
Original Class	Institutional Class

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

As of [July 30], 2012, management believes the following accounts held 5% or more of the outstanding shares of the Funds.  Management does not have knowledge of beneficial owners.

Fund Name / Class	Name and Address of Account	Share Amount	Percentage

B-1

DELAWARE GROUP ADVISER FUNDS
2005 Market Street
Philadelphia, PA  19103-7094
(800) 231-0002

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of:

THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO
a series of Delaware Pooled Trust
2005 Market Street
Philadelphia, PA  19103-7094

By and in exchange for Shares of

 DELAWARE GLOBAL REAL ESTATE OPPORTUNITIES FUND
a series of Delaware Group Adviser Funds
2005 Market Street
Philadelphia, PA  19103-7094

[_____], 2012

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated [_____], 2012 relating specifically to the reorganization of The Global Real Estate Securities Portfolio into the Delaware Global Real Estate Opportunities Fund.  Copies of the Information Statement/Prospectus may be obtained at no charge by calling (800) 523-1918 or by writing to Delaware Group Adviser Funds at Attention: Account Services, P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.  The reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

Table of Contents

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Statements	1

i

GENERAL INFORMATION

This SAI and the Information Statement/Prospectus are related to the acquisition of all of the assets of The Global Real Estate Securities Portfolio (the “Target Fund”), a series of Delaware Pooled Trust, by the Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”), a series of Delaware Group Adviser Funds, and the assumption by the Acquiring Fund of the liabilities of the Target Fund.  On the Closing Date, the Target Fund will distribute shares of the Acquiring Fund to each of its shareholders in an amount equal in value to the shareholder’s shares in the Target Fund as of the last business day prior to the Closing Date in complete liquidation of the Target Fund (collectively, the “Reorganization”).

INCORPORATION BY REFERENCE

This SAI incorporates by reference the following documents:

1.      Statement of Additional Information dated February 28, 2012 with respect to the Target Fund, as supplemented to date (previously filed on EDGAR, Accession No. 0001206774-12-000849).

2.      The audited financial statements and related report of the independent public accounting firm included in the Target Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2011 (previously filed on EDGAR, Accession No. 0001206774-12-000047).

3.      The unaudited financial statements included in the Target Fund’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2012 (previously filed on EDGAR, Accession No. 0001206774-12-002883)

4.      Statement of Additional Information dated [________], 2012 with respect to the Acquiring Fund (previously filed on EDGAR, Accession No. [_________]).

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial information has not been prepared for the reorganization of the Target Fund into the Acquiring Fund because the Target Fund will be reorganized into the Acquiring Fund, which is a newly organized series of Delaware Group Adviser Funds with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Target Fund.

1

PART C
(Delaware Group® Adviser Funds)
N-14

OTHER INFORMATION

Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

(i)
Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 30, 2009.

(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 30, 2009.

(b)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)	Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization by the Registrant, on behalf of its series, Delaware Global Real Estate Opportunities Fund, and Delaware Pooled Trust, on behalf of its series, The Global Real Estate Securities Portfolio, is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

(b)
By-Laws.  Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-146274) filed September 24, 2007.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010.

(i)
Executed Amendment No. 1 (March 31, 2011) to Exhibit A of the Investment Management Agreement between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(b)
Executed Investment Advisory Expense Limitation Letter (February 28, 2012) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreements.

(i)
Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed January 14, 2011.

(ii)
Executed Amendment No. 1 (July 28, 2011) to Schedule 1 of the Amended and Restated Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(iii)
Executed Distribution Expense Limitation Letter (February 28, 2012) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed February 27, 2009.

(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-146274) filed February 20, 2008.

(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed February 28, 2011.

(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(b)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(c)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(d)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2006.

(e)	Plan under Rule 18f-3 (February 18, 2010) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 26, 2010.

(i)	Appendix A (July 27, 2012) to Plan under Rule 18f-3 attached as Exhibit No. EX-99.10.e.i.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel (August 2012) relating to the Registrant attached as Exhibit No. EX-99.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Form of Opinion and Consent of Counsel regarding tax matters attached as Exhibit No. EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

(i)	Executed Amendment (July 18, 2011) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(ii)	Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed February 28, 2012.

(iii)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Form N-14 (File No. 333-109743) filed October 16, 2003.

(b)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-146274) filed February 20, 2008.

(c)
Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed January 14, 2011.

(i)
Amendment No. 2 (January 31, 2011) to Schedule A of the Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed February 28, 2011.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm (August 2012) attached as Exhibit No. EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

                                                Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney (May 23, 2012) attached as Exhibit No. EX-99.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(1)	Code of Ethics for the Delaware Investments’ Family of Funds (December 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed May 25, 2012.

(2)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (December 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed May 25, 2012.

Item 17.                  Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on the 10th day of August, 2012.

DELAWARE GROUP ADVISER FUNDS

By:                         /s/ Richard Salus
                               Richard Salus
      Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick P. Coyne * Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	August 10, 2012

Thomas L. Bennett * Thomas L. Bennett	Trustee	August 10, 2012

John A. Fry * John A. Fry	Trustee	August 10, 2012

Anthony D. Knerr * Anthony D. Knerr	Trustee	August 10, 2012

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	August 10, 2012

Ann R. Leven * Ann R. Leven	Trustee	August 10, 2012

Frances A. Sevilla-Sacasa * Frances A. Sevilla-Sacasa	Trustee	August 10, 2012

Janet L. Yeomans * Janet L. Yeomans	Trustee	August 10, 2012

J. Richard Zecher * J. Richard Zecher	Trustee	August 10, 2012

/s/ Richard Salus Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	August 10, 2012

*By: /s/ Richard Salus Richard Salus as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Adviser Funds N-14)

Exhibit No.             Exhibit

EX-99.10.e.i           Appendix A (July 27, 2012) to Plan under Rule 18f-3

EX-99.11.a	Opinion and Consent of Counsel (August 2012) relating to the Registrant

EX-99.12.a	Form of Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization

EX-99.14.a	Consent of Independent Registered Public Accounting Firm (August 2012)

EX-99.16.a             Powers of Attorney (May 23, 2012)